Note 19 - Derivatives - Cross Currency Swaps (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Cross Currency Interest Rate Contract, Euro, Effective 21/5/2021 [Member]
Notional amount | €		€ 50,000
Fixed rate	2.70%	2.70%
Cross Currency Interest Rate Contract, Effective 21/5/2021 [Member]
Notional amount	$ 61,175
Fixed rate	4.10%	4.10%
Fair value	$ (5,329)
Derivative Cross Currency Interest Rate Contract, Euro, Effective 25/5/2021 [Member]
Notional amount | €		€ 50,000
Fixed rate	2.70%	2.70%
Cross Currency Interest Rate Contract, Effective 25/5/2021 [Member]
Notional amount	$ 61,200
Fixed rate	4.05%	4.05%
Fair value	$ (4,837)
Cross Currency Interest Rate Contract [Member]
Fair value	$ (10,166)